Balance Sheet Detail	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Detail

Note 5 – Balance Sheet Detail

Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31,	December 31,
	2026	2025
Prepaid expenses	$131	$37
Other current assets	211	187
Total prepaid expenses and other current assets	$342	$224

Property and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2026	2025
Computers and peripheral equipment	$423	$411
Office furniture and equipment	46	46
Electronic equipment	290	290
Leasehold improvements	18	18
	777	765
Less: accumulated depreciation	(688)	(679)
Total property and equipment, net	$89	$86

Depreciation expenses for the three months ended March 31, 2026 and 2025 amounted to $10 and $12, respectively.

Accrued and other current liabilities was composed of the following (in thousands):

	March 31,	December 31,
	2026	2025
Employee and related accruals	$693	$822
Accrued expenses	1,528	1,686
Dividends payable	195	61
Other	27	79
Total accrued and other current liabilities	$2,443	$2,648

Note 8 – Balance Sheet Detail

Prepaid expenses and other current assets consisted of the following (in thousands):

	Years Ended December 31,
	2025	2024
Prepaid expenses	$37	$20
Receivables for Investment	—	312
Other current assets	187	103
Total prepaid expenses and other current assets	$224	$435

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Property and equipment, net consisted of the following (in thousands):

	Years Ended December 31,
	2025	2024
Computers and peripheral equipment	$411	$377
Office furniture and equipment	46	46
Electronic equipment	290	290
Leasehold improvements	18	18
	765	731
Less: accumulated depreciation	(679)	(626)
Total property and equipment, net	$86	$105

Depreciation expenses for the years ended December 31, 2025 and 2024 amounted to $53 and $58, respectively.

Accrued and other current liabilities was composed of the following (in thousands):

	Years Ended December 31,
	2025	2024
Employee and related accruals	$822	$627
Accrued expenses	1,686	1,271
Dividends payable	61	-
Other	79	69
Total accrued and other current liabilities	$2,648	$1,967